CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Millions		Total		Total		Share capital and premium	Other reserves		Retained profits	Other equity instruments	Non-controlling interests
Beginning balance (Previously reported) at Dec. 31, 2021		£ 53,152		£ 47,011		£ 25,581	£ 11,189		£ 10,241	£ 5,906	£ 235
Beginning balance (Adjustment on adoption of IFRS 17) at Dec. 31, 2021		(1,935)		(1,935)			(12)		(1,923)
Beginning balance at Dec. 31, 2021		51,217		45,076		25,581	11,177		8,318	5,906	235
Comprehensive income
Profit for the period | Previously reported		2,826
Profit for the period | Adjustment on adoption of IFRS 17		(379)
Profit for the period	[2]	2,447	[1]	2,190					2,190	214	43
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(207)	[3]	(207)					(207)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		(47)	[3]	(47)			(47)
Equity shares		32	[3]	32			32
Gains and losses attributable to own credit risk, net of tax		294	[3]	294					294
Movements in cash flow hedging reserve, net of tax		(2,728)	[3]	(2,728)			(2,728)
Movements in foreign currency translation reserve, net of tax		46	[3]	46	[2]		46	[2]
Total other comprehensive loss for the period, net of tax		(2,610)	[3]	(2,610)			(2,697)		87
Total comprehensive income (loss) for the period	[4]	(163)	[3]	(420)			(2,697)		2,277	214	43
Transactions with owners
Dividends		(991)		(930)					(930)		(61)
Distributions on other equity instruments		(214)								(214)
Issue of ordinary shares		89		89		89
Share buyback		(1,836)		(1,836)		(272)	272		(1,836)
Repurchases and redemptions of other equity instruments		(438)		(17)					(17)	(421)
Movement in treasury shares	[2]	(55)		(55)					(55)
Value of employee services:
Share option schemes		24		24					24
Other employee award schemes		88		88					88
Changes in non-controlling interests		(1)		(3)					(3)		2
Total transactions with owners		(3,334)		(2,640)		(183)	272		(2,729)	(635)	(59)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0		0			1		(1)
Ending balance (Previously reported) at Jun. 30, 2022		50,075		44,371		25,398	8,779		10,194	5,485	219
Ending balance (Adjustment on adoption of IFRS 17) at Jun. 30, 2022		(2,355)		(2,355)			(26)		(2,329)
Ending balance at Jun. 30, 2022	[5]	47,720		42,016		25,398	8,753		7,865	5,485	219
Comprehensive income
Profit for the period	[6]	1,476	[1],[3]	1,199					1,199	224	53
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(1,945)	[3]	(1,945)					(1,945)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		(110)	[3]	(110)			(110)
Equity shares		15	[3]	15			15
Gains and losses attributable to own credit risk, net of tax		70	[3]	70					70
Movements in cash flow hedging reserve, net of tax		(2,291)	[3]	(2,291)			(2,291)
Movements in foreign currency translation reserve, net of tax	[7]	39		39			39
Total other comprehensive loss for the period, net of tax		(4,222)	[3]	(4,222)			(2,347)		(1,875)
Total comprehensive income (loss) for the period	[8]	(2,746)	[3]	(3,023)			(2,347)		(676)	224	53
Transactions with owners
Dividends		(576)		(545)					(545)		(31)
Distributions on other equity instruments		(224)								(224)
Issue of ordinary shares		16		16		16
Share buyback		(177)		(177)		(181)	181		(177)
Issue of other equity instruments		745		(5)					(5)	750
Repurchases and redemptions of other equity instruments		(957)		(19)					(19)	(938)
Movement in treasury shares	[7]	(5)		(5)					(5)
Value of employee services:
Share option schemes		17		17					17
Other employee award schemes		95		95					95
Changes in non-controlling interests		3		0					0		3
Total transactions with owners		(1,063)		(623)		(165)	181		(639)	(412)	(28)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0
Ending balance (Previously reported) at Dec. 31, 2022		47,521		41,980		25,233	6,602		10,145	5,297	244
Ending balance (Adjustment on adoption of IFRS 17) at Dec. 31, 2022		(3,610)		(3,610)			(15)		(3,595)
Ending balance at Dec. 31, 2022	[6]	43,911	[9]	38,370		25,233	6,587		6,550	5,297	244
Comprehensive income
Profit for the period		2,864		2,572					2,572	255	37
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(92)		(92)					(92)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		35		35			35
Equity shares		(48)		(48)			(48)
Gains and losses attributable to own credit risk, net of tax		(61)		(61)					(61)
Movements in cash flow hedging reserve, net of tax		(644)		(644)			(644)
Movements in foreign currency translation reserve, net of tax		(66)		(66)			(66)
Total other comprehensive loss for the period, net of tax		(876)		(876)			(723)		(153)
Total comprehensive income (loss) for the period	[10]	1,988		1,696			(723)		2,419	255	37
Transactions with owners
Dividends		(1,089)		(1,059)					(1,059)		(30)
Distributions on other equity instruments		(255)		0						(255)
Issue of ordinary shares		115		115		115
Share buyback		(2,020)		(2,020)		(327)	327		(2,020)
Issue of other equity instruments		1,772		(6)					(6)	1,778
Repurchases and redemptions of other equity instruments		(135)		0						(135)
Movement in treasury shares		101		101					101
Value of employee services:
Share option schemes		23		23					23
Other employee award schemes		71		71					71
Changes in non-controlling interests		0		0
Total transactions with owners		(1,417)		(2,775)		(212)	327		(2,890)	1,388	(30)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0		0
Ending balance at Jun. 30, 2023	[11]	£ 44,482		£ 37,291		£ 25,021	£ 6,191		£ 6,079	£ 6,940	£ 251

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.
[2]	Restated for the adoption of IFRS 17; see notes 1, 24 and 25.
[3]	Restated for the adoption of IFRS 17; see notes 1, 24 and 25.
[4]	Total comprehensive income attributable to owners of the parent was a loss of £206 million.
[5]	Total equity attributable to owners of the parent was £47,501 million.
[6]	Total equity attributable to owners of the parent was £43,667 million.
[7]	Restated for the adoption of IFRS 17; see notes 1, 24 and 25.
[8]	Total comprehensive income attributable to owners of the parent was a loss of £2,799 million.
[9]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.
[10]	Total comprehensive income attributable to owners of the parent was £1,951 million.
[11]	Total equity attributable to owners of the parent was £44,231 million.